Strategic License Agreements - Narrative (Details)		1 Months Ended				3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 21, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jul. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jan. 31, 2017 USD ($) LICENSEAGREEMENT	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / LICENSEAGREEMENT $ / shares	Dec. 31, 2022 USD ($) $ / LICENSEAGREEMENT € / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Research And Development Arrangement Contract To Perform For Others [Line Items]
Revenue recognized						$ 0	$ 174,000		$ 886,000	$ 2,161,000	$ 2,329,000		$ 18,739,000	$ 0
Deferred revenue						0			0		2,696,000	$ 2,696,000
Contract liabilities											2,696,000	2,696,000	3,576,000	0
Contract assets						0	0		0	0	0	0	0	0
Current deferred revenue						0			0		517,000	517,000	2,359,000
Number of license agreements | LICENSEAGREEMENT					1
License
Research And Development Arrangement Contract To Perform For Others [Line Items]
Revenue recognized											0		12,000,000	0
Immedica Pharma AB
Research And Development Arrangement Contract To Perform For Others [Line Items]
Non refundable payment received	$ 21,500,000							$ 21,500,000
Percentage of payment for cost incurred in PIP trial	50.00%
Rate of revenue share								25.00%
Reimbursement			$ 3,000,000
Upfront payment	$ 21,500,000							$ 21,500,000
Estimated amount incurred			3,600,000
Transaction price			25,100,000
Allocation price net			12,000,000					12,000,000
Deferred revenue											3,600,000	3,600,000
Contract liabilities						0			0		2,400,000	2,400,000
License and supply agreement date	Mar. 21, 2021
Additional upfront payment to be received								120,800,000
Total deferred revenue											2,700,000	2,700,000	3,600,000
Current deferred revenue											500,000	$ 500,000	2,400,000
Immedica Pharma AB | License
Research And Development Arrangement Contract To Perform For Others [Line Items]
Full reimbursement of costs included in upfront fixed payment received	$ 1,800,000
Immedica Pharma AB | PEACE Trial and BLA Package
Research And Development Arrangement Contract To Perform For Others [Line Items]
Allocated amount of transaction price			9,600,000					9,600,000
Revenue recognized							$ 200,000			$ 2,200,000	$ 2,300,000		6,700,000
Immedica Pharma AB | PIP Trial
Research And Development Arrangement Contract To Perform For Others [Line Items]
Allocated amount of transaction price			$ 3,500,000					$ 3,500,000
Immedica Pharma AB | License Agreements
Research And Development Arrangement Contract To Perform For Others [Line Items]
Revenue recognized		$ 12,000,000		$ 12,000,000									12,000,000	0
Immedica Pharma AB | Peace Phase 3 Trial and Drug Supply
Research And Development Arrangement Contract To Perform For Others [Line Items]
Revenue recognized						$ 0			$ 900,000
Immedica Pharma AB | Maximum
Research And Development Arrangement Contract To Perform For Others [Line Items]
Percentage of payment for cost incurred in PIP trial								50.00%
Costs incurred in performing PIP Trial	$ 1,800,000							$ 1,800,000
Milestone payments exchange rate | € / shares												$ 1
Immedica Pharma AB | Minimum
Research And Development Arrangement Contract To Perform For Others [Line Items]
Milestone payments exchange rate | $ / shares											$ 1.07
University of Texas at Austin | License Agreements
Research And Development Arrangement Contract To Perform For Others [Line Items]
Research agreement date											2013-12
Number of license agreements | $ / LICENSEAGREEMENT											2	2
Maximum future contingent license payment					$ 6,400,000
Aggregate potential milestone payments for receipt of regulatory approval					5,000,000
Aggregate potential milestone payments for final regulatory approval of second indication					$ 500,000
Milestone payments											$ 100,000
Annual license fees paid													$ 100,000	$ 100,000
University of Texas at Austin | Maximum | License Agreements
Research And Development Arrangement Contract To Perform For Others [Line Items]
Rate of revenue share					25.00%
University of Texas at Austin | Minimum | License Agreements
Research And Development Arrangement Contract To Perform For Others [Line Items]
Rate of revenue share					6.50%